Revenue from License and Collaboration Agreements-Third Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Revenue from license and collaboration agreements-third parties
Milestone revenue	$ 9,510	$ 9,931
Amortization of upfront payment	534	856
Research and development services	7,799	7,301
Revenue from license and collaboration agreements-third parties	17,843	18,088
License and collaboration agreement with Eli Lilly
Revenue from license and collaboration agreements-third parties
Milestone revenue	4,500
Amortization of upfront payment	500	800
Research and development services	6,000	6,000
License and collaboration agreement with AstraZeneca
Revenue from license and collaboration agreements-third parties
Milestone revenue	5,000	9,900
Research and development services	1,800	1,300
License and collaboration agreement with AstraZeneca | Maximum
Revenue from license and collaboration agreements-third parties
Amortization of upfront payment	$ 100	$ 100